CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS (Schedule of Non Financial Assets for Impairment Tests) (Details)	Dec. 31, 2020	Mar. 31, 2020
Disclosure of critical accounting estimates and judgements [Abstract]
Terminal growth rate	1.00%	1.00%
After-tax discount rate	7.50%	8.25%
Pre-tax discount rate	9.00%	9.90%